BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash, FDIC amount	$ 250,000				$ 250,000	$ 250,000
Impairment of goodwill					6,104,000
Advertising costs	158,000	$ 59,000			564,000	145,000
Employer expense amount	21,000	17,000			$ 82,000	25,000
Prior period reclassification adjustment		238,000
Weighted average discount rate					16.50%
Credit loss					$ 15,000
Other assets						2,300,000
Increase decrease in other assets	7,420	(770)			16,090	415,066
Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Advertising costs			$ 36,000	$ 133,000
Depreciation expense			85,611	$ 256,660
Minimum contribution plan, percentage				4.00%
Property, Plant and Equipment [Member]
Product Information [Line Items]
Depreciation expense	$ 133,000	137,000			$ 539,000	280,000
Property, Plant and Equipment [Member] | Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Depreciation expense			$ 85,611	$ 256,660
Related Party [Member]
Product Information [Line Items]
Increase decrease in other assets						926,000
Minimum [Member]
Product Information [Line Items]
Property plant and equipment useful life	2 years				2 years
Intangible asset useful life	4 years				4 years
Minimum [Member] | Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Minimum contribution plan, percentage				4.00%
Maximum [Member]
Product Information [Line Items]
Property plant and equipment useful life	7 years				7 years
Intangible asset useful life	10 years				10 years
Shipping and Handling [Member]
Product Information [Line Items]
Costs of sales	$ 27,000	$ 37,000			$ 117,000	$ 91,000